Loans Payable - Schedule of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Interest	$ 422	$ 399
Less: Current portion	(2,792)	(2,792)
Non-Current portion	10,200	10,400
Loans payable [Member] | Boden Technologies AB [Member]
Debt Instrument [Line Items]
Balance, beginning of period	13,192	13,078
Interest	414	397
Repayment	(1,343)
Foreign exchange movement	733	(283)
Balance, end of period	12,992	$ 13,192
Less: Current portion	(2,792)
Non-Current portion	$ 10,200